AVAILABLE FOR SALE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Available-for-sale debt securities
Marketable securities held by the Company are debt securities considered to be available-for-sale securities.

(in thousands of $)	June 30, 2015	December 31, 2014
Amortized cost	56,709	80,743
Accumulated net unrealized loss	(8,293)	(7,087)
Carrying value	48,416	73,656